Long-Term Debt (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Y	Mar. 28, 2012	Mar. 31, 2011
Long-Term Debt (Textual) [Abstract]
Debt Instrument, Description of Variable Rate	LIBOR
Weighted average interest rate on total debt	0.00%		1.02%
Weighted average term of debt facilities	0.9
Principal Drawn			$ 59.0
Line of credit facility Cancelled Borrowing Capacity		40.0
Debt covenant description in credit facility agreement	At 31 March 2012, the Company was in compliance with all restrictive debt covenants contained in its credit facility agreements. Under the most restrictive of these covenants, the Company (i) is required to maintain certain ratios of indebtedness to equity which do not exceed certain maximums, excluding assets, liabilities and other balance sheet items of AICF, Amaba, Amaca, ABN 60 and Marlew Mining Pty Limited, (ii) must maintain a minimum level of net worth, excluding assets, liabilities and other balance sheet items of AICF; for these purposes "net worth" means the sum of the par value (or value stated in the books of the James Hardie Group) of the capital stock (but excluding treasury stock and capital stock subscribed or unissued) of the James Hardie Group, the paid in capital and retained earnings of the James Hardie Group and the aggregate amount of in the coprovisions made by the James Hardie Group for asbestos related liabilities, in each case, as such amounts would be shown consolidated balance sheet of the James Hardie Group if Amaba, Amaca, ABN 60 and Marlew Mining Pty Limited were not consolidated with the James Hardie Group, (iii) must meet or exceed a minimum ratio of earnings before interest and taxes to net interest charges, excluding all income, expense and other profit and loss statement impacts of AICF, Amaba, Amaca, ABN 60 and Marlew Mining Pty Limited, and (iv) must ensure that no more than 35% of Free Cash Flow (as defined in the AFFA), in any given financial year ("Annual Cash Flow Cap") is contributed to AICF on the payment dates under the AFFA in the next following financial year. The Annual Cash Flow Cap does not apply to payments of interest, if any, to AICF and is consistent with contractual obligations of the Performing Subsidiary and the Company under the AFFA.
Maximum percentage of free cash flow contributed to AICF	35.00%
Amounts drawn under the combined facilities	0
Line of Credit Facility, Maximum Borrowing Capacity	$ 280.0